UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Premium Dividend Fund II

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 37.15%                                                                                                $107,347,762
(Cost $89,476,185)

Electric Utilities 2.11%                                                                                               6,101,785
Cinergy Corp.                                                                                             50,000       2,207,500
Great Plains Energy, Inc.                                                                                 10,750         348,945
Progress Energy, Inc.                                                                                     79,000       3,524,190
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)                                               176,250          21,150

Gas Utilities 1.97%                                                                                                    5,670,342
Atmos Energy Corp.                                                                                        12,700         370,332
National Fuel Gas Co.                                                                                     74,700       2,270,880
Peoples Energy Corp.                                                                                      70,200       3,029,130

Integrated Telecommunication Services 1.34%                                                                            3,871,657
SBC Communications, Inc.                                                                                 102,350       2,502,457
Verizon Communications, Inc.                                                                              40,000       1,369,200

Multi-Utilities & Unregulated Power 31.73%                                                                            91,703,978
Alliant Energy Corp.                                                                                     182,900       5,322,390
Ameren Corp.                                                                                              80,000       4,449,600
CH Energy Group, Inc.                                                                                    198,800       9,771,020
Consolidated Edison, Inc.                                                                                 78,000       3,756,480
Dominion Resources, Inc.                                                                                  79,700       5,886,642
DTE Energy Co.                                                                                           193,500       9,094,500
Duke Energy Corp.                                                                                         90,000       2,658,600
Energy East Corp.                                                                                        320,000       8,918,400
KeySpan Corp.                                                                                            205,700       8,369,933
NiSource, Inc.                                                                                           133,550       3,243,929
NSTAR                                                                                                    276,000       8,371,080
OGE Energy Corp.                                                                                         137,632       4,181,260
Public Service Enterprise Group, Inc.                                                                     16,000       1,028,800
Sierra Pacific Resources (I)                                                                             341,000       4,426,180
TECO Energy, Inc.                                                                                        196,750       3,730,380
Vectren Corp.                                                                                             30,000         869,400
WPS Resources Corp.                                                                                       55,400       3,199,904
Xcel Energy, Inc.                                                                                        228,000       4,425,480

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 62.44%                                                                                             $180,522,332
(Cost $172,968,994)

Agricultural Products 1.31%                                                                                            3,791,672
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+            44,250       3,791,672

Broadcasting & Cable TV 0.39%                                                                                          1,125,663
Shaw Communications, Inc., 8.50% (Canada)                                                  B+             44,300       1,125,663

Consumer Finance 1.78%                                                                                                 5,143,720
SLM Corp., 6.97%, Ser A                                                                    BBB+           92,000       5,143,720

Diversified Banks 2.61%                                                                                                7,541,180
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                                    A              76,700       4,095,780
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             140,000       3,445,400

Electric Utilities 20.79%                                                                                             60,105,720
Alabama Power Co., 5.20%                                                                   BBB+          249,475       6,211,927
Boston Edison Co., 4.78%                                                                   BBB+           67,342       6,151,692
Carolina Power & Light Co., $4.20                                                          Baa3           41,151       3,320,371
Carolina Power & Light Co., $5.44                                                          BB+            10,607         975,844
Delmarva Power & Light Co., 3.70%                                                          BBB-           13,109         998,742
Duquesne Light Co., 6.50%                                                                  BB+           107,000       5,612,150
Entergy Mississippi, Inc., 6.25%                                                           BB+           133,000       3,358,250
Georgia Power Co., 6.00%, Ser R                                                            A              34,900         885,064
Interstate Power & Light Co., 7.10%, Ser C                                                 BBB-           76,500       2,115,707
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-           25,000         850,000
Monongahela Power Co., $6.28, Ser D                                                        B              24,931       2,419,865
Monongahela Power Co., $7.73, Ser L                                                        B              55,500       5,550,000
PPL Electric Utilities Corp., 4.40%                                                        BBB            29,140       2,309,345
PSI Energy, Inc., 6.875%                                                                   BBB-           29,310       3,057,912
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                           CCC+          200,986       5,074,896
Virginia Electric & Power Co., $4.80                                                       BBB-            6,338         615,182
Virginia Electric & Power Co., $6.98                                                       BBB-           35,000       3,659,688
Virginia Electric & Power Co., $7.05                                                       BBB-           10,000       1,046,250
Wisconsin Public Service Corp., 6.76%                                                      A-             35,883       3,719,499
Xcel Energy, Inc., $4.08, Ser B                                                            BB+             8,610         699,563
Xcel Energy, Inc., $4.11, Ser D                                                            BB+             8,770         703,793
Xcel Energy, Inc., $4.16, Ser E                                                            BB+             9,390         769,980

Gas Utilities 1.92%                                                                                                    5,537,200
Southern Union Co., 7.55%                                                                  BB+           203,200       5,537,200

Integrated Oil & Gas 1.43%                                                                                             4,126,650
Coastal Finance I, 8.375%                                                                  CCC           165,000       4,126,650

Integrated Telecommunication Services 0.00%                                                                                5,000
Touch America Holdings, Inc., $6.875 (H)(I)                                                D              50,000           5,000

Investment Banking & Brokerage 7.20%                                                                                  20,818,985
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                             BBB            50,650       2,532,500
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F                             BBB            95,300       4,874,595
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                             BBB            84,000       4,284,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                            BBB+          124,800       6,464,640
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+           53,000       2,663,250

Life & Health Insurance 1.84%                                                                                          5,304,600
MetLife, Inc., 6.50%, Ser B                                                                BBB           210,000       5,304,600

Multi-Utilities & Unregulated Power 9.91%                                                                             28,655,292
Baltimore Gas & Electric Co., 6.70%, Ser 1993                                              BBB-           20,250       2,106,000
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           30,000       3,136,875
BGE Capital Trust II, 6.20%                                                                BBB-          191,000       4,901,060
Energy East Capital Trust I, 8.25%                                                         BBB-          180,700       4,656,639
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+            13,657       1,119,874
Public Service Electric & Gas Co., 6.92%                                                   BB+            47,998       5,008,294
SEMPRA Energy, $4.36                                                                       BBB+           19,250       1,568,875
SEMPRA Energy, $4.75, Ser 53                                                               BBB+            6,305         539,078
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           55,000       5,618,597

Oil & Gas Exploration & Production 5.97%                                                                              17,267,675
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           47,700       4,682,056
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            51,500       5,227,250
Devon Energy Corp., 6.49%, Ser A                                                           BB+            50,645       5,259,169
Nexen, Inc., 7.35% (Canada)                                                                BB+            80,000       2,099,200

Other Diversified Financial Services 5.10%                                                                            14,748,750
Citigroup, Inc., 6.213%, Depositary Shares, Ser G                                          A              96,000       5,059,200
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                          A              56,400       3,003,300
Citigroup, Inc., 6.365%, Depositary Shares, Ser F                                          A              28,500       1,496,250
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H                                     A-            100,000       5,190,000

Regional Banks 1.71%                                                                                                   4,953,225
HSBC USA, Inc., $2.8575                                                                    A1             93,900       4,953,225

Trucking 0.48%                                                                                                         1,397,000
AMERCO, 8.50%, Ser A                                                                       CCC+           55,000       1,397,000

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.41%                                                                                          $1,181,000
(Cost $1,181,000)

Commercial Paper 0.41%                                                                                                 1,181,000
Chevron Texaco Co., 08-01-05                                                               3.150           1,181       1,181,000

Total investments 100.00%                                                                                           $289,051,094


John Hancock
Patriot Premium Dividend Fund II
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,791,672 or 1.31% of the Fund's total investments as of July 31, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $263,626,179. Gross unrealized appreciation and depreciation of investments aggregated $34,609,862 and $9,184,947, respectively, resulting in net unrealized appreciation of $25,424,915.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: PDT

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005